Investments Accounted for Using the Equity Method - Summary of Financial Information from Financial Statements of Investments in Associates (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 09, 2017
Disclosure Of Significant Investments In Associates [Line Items]
Current Assets	$ 591,085,044	$ 672,467,353		$ 65,463
Non-current Assets	2,996,113,733	2,996,760,726
Current Liabilities	488,183,716	593,881,208		$ 42,535
Non-current Liabilities	1,125,160,667	1,077,855,824
Revenues	1,494,119,513	1,481,554,138	$ 1,599,032,140
NET INCOME	201,326,063	318,205,236	425,542,215
Other Comprehensive Income	(55,804,195)	(106,992,988)	67,663,517
Comprehensive Income	$ 145,521,868	$ 211,212,248	$ 493,205,732
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Ownership Interest	33.33%	33.33%
Current Assets	$ 67,419,256	$ 75,571,058
Non-current Assets	1,615,973,312	267,884
Current Liabilities	161,197,047	66,679,077
Non-current Liabilities	1,517,964,903
Revenues	582,441,735	707,597,382
Expenses	(583,204,131)	(705,179,225)
NET INCOME	(762,396)	2,418,157
Other Comprehensive Income	389,843	1,043,609
Comprehensive Income	$ (372,553)	$ 3,461,766